NOTE 16 ADVANCE GOLD SALES (Details) (USD $)	12 Months Ended		114 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
NOTE 16 ADVANCE GOLD SALES (Details) [Line Items]
Proceeds from Deposits from Customers	$ 200,000	$ 0	$ 200,000
Memorandum of Understanding Sales Agreement on June 4, 2013 [Member]
NOTE 16 ADVANCE GOLD SALES (Details) [Line Items]
Advance Sales, Gold (in Ounces)	120
Customer Advance Discount Rate	10.00%
Customer Advance Agreement, Description	Upon signing the Agreement, the Company received an initial cash advance of $150,000 (the "Advance"), which is based on a 10% discount to the current spot price of gold, for delivery of the first 120 ounces of specimen gold produced from the Ruby Mine on or before February 1, 2014 (the "Due Date"). The Advance paid will be applied to the amount due to the Company on the Delivery Date, as determined by the then-current spot price of gold on the Delivery Date. In the event that 120 ounces of specimen gold is not available for delivery by the Due Date, the Investor will be entitled to be repaid the Advance in cash plus 10% interest equal to $165,000 total, with an option to still purchase the same amount of gold at a discount of 10% to the then-current spot price of gold when the specimen gold becomes available for delivery at a later date.
Proceeds from Deposits from Customers	150,000
Repayments of Other Short-term Debt	165,000
Memorandum of Understanding Sales Agreement on August 2, 2013 [Member]
NOTE 16 ADVANCE GOLD SALES (Details) [Line Items]
Advance Sales, Gold (in Ounces)	40
Customer Advance Agreement, Description	In the event that the 40 ounces of specimen gold is not available for delivery by the Due Date on April 2, 2014, the Investor will be entitled to be repaid the Advance in cash plus 10% interest equal to $55,000 total, with an option to still purchase the same amount of gold at a discount of 10% to the then-current spot price of gold when the specimen gold becomes available for delivery at a later date.
Proceeds from Deposits from Customers	50,000
Memorandum of Understanding Sales Agreement [Member]
NOTE 16 ADVANCE GOLD SALES (Details) [Line Items]
Proceeds from Deposits from Customers	200,000
Discount on Future Gold Production	22,223
Amortization on Discount of Future Gold Production	$ 17,934